Discontinued Operations (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains on sales of subsidiaries, business units, and rental properties	$ 51	¥ 4,170	¥ 14,393	¥ 14,056